TRADE PAYABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Schedule of Trade Payables and Other

	At December 31,
	2023		2022
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	931	—	1,155
Fixed assets payables	—	35	—	36
Employees' entitlements	—	211	—	195
Taxes payable other than income tax	—	15	—	17
Contract liabilities and other liabilities to customers	29	62	20	55
Other payables	30	9	23	9
Total other	59	332	43	312
Total trade payables and other	59	1,263	43	1,467

Schedule of Contract Liabilities and Other Liabilities to Customers

	At December 31,
	2023		2022
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	28	—	19	—
Advance payment from customers	—	7	—	6
Unrecognized variable consideration (A)	1	55	1	49
Total contract liabilities and other liabilities to customers	29	62	20	55
(A)Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.